Income Taxes (Tables)	11 Months Ended
Dec. 31, 2017
Major components of tax expense (income) [abstract]
Schedule of Reconciliation of Effective Income Tax Rate
The effective tax rate differs from the cumulative Canadian federal and provincial income tax rate due to the following:

	11 months ended December 31, 2017	12 months ended January 31, 2017
Loss for the year before taxes	$(10,098)	$(9,229)
Canadian statutory tax rate	27.0%	26.0%
Expected tax recovery	(2,726)	(2,400)
Difference in foreign tax rates	(84)	(413)
Non-deductible items	356	470
Change in tax rate	5,025	-
Change in unrecognized deferred tax and other items	(2,571)	2,343
Income Tax Expense / (Recovery)	$-	$-

Schedule of Components of Deferred Tax Assets
Deferred income tax assets and liabilities have been recognized in respect of the following items:
	11 months ended December 31, 2017	12 months ended January 31, 2017
Non-capital loss carry forward assets	$27,799	$35,992
Mineral property acquisition, exploration and development costs	(27,799)	(35,992)
Other	-	-
Net deferred income tax liabilities	$-	$-

Schedule of Unrecognized Deductible Temporary Differences and Unused Tax Losses
Deferred income tax assets have not yet been recognized in respect of the following items:
	11 months ended December 31, 2017	12 months ended January 31, 2017
Non-capital loss carry forward assets	$22,786	$25,619
Capital loss carry forward assets	360	347
Intercompany receivable assets	2,109	2,031
Other assets	1,159	1,059
Unrecognized deferred income tax assets	$26,414	$29,056